PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

6. PROPERTY, PLANT AND EQUIPMENT

The table below sets out costs and accumulated amortization as at September 30, 2023.

Cost	Land (ROU Assets)	Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and software	Total
Balance – December 31, 2022	220,242	2,857,179	126,605	11,973	31,381	241,884	1,950	3,491,214
Additions	-	-	67,551	2,735,000	-	85,365	-	2,887,916
Impact of FX translation	(13,482)	(171,900)	(5,425)	-	(1,921)	(22,322)	-	(215,050)
Balance – September 30, 2023	206,760	2,685,279	188,731	2,746,973	29,460	304,927	1,950	6,164,080

Accumulated Depreciation	Land (ROU Assets)	Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and software	Total
Balance – December 31, 2022	-	51,124	1,872	1,447	562	39,589	1,950	96,544
Depreciation during the period	-	91,865	-	137,838	441	44,449	-	274,593
Balance – September 30, 2023	-	142,989	1,872	139,285	1,003	84,038	1,950	371,137

Carrying Value	Land (ROU Assets)	Buildings (ROU Assets)	Furniture and Fixtures	Exploration Equipment	Generator	Vehicles	Computer and Software	Total
Balance – December 31, 2022	220,242	2,806,055	124,733	10,526	30,819	202,295	-	3,394,670
Balance – September 30, 2023	206,760	2,542,290	186,859	2,607,688	28,457	220,889	-	5,792,943

Additions to property, plant and equipment during the period ended September 30, 2023 included the purchase of drilling equipment through a lease agreement with a drilling company (note 10) as well as vehicles financed through a local Botswana bank.

Notes to the Unaudited Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023

(Expressed in Canadian dollars)